Schedule of Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Liability
Beginning Balance	$ 62,277	$ 176,607
Addition
Interest expense	1,834	12,696
Lease payments	(64,828)	(129,191)
Foreign exchange loss	717	2,165
Ending balance		$ 62,277